Tax paid	12 Months Ended
Jun. 30, 2020
Tax paid
Tax paid

14Tax paid

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts payable/(receivable) at beginning of year		309	(984)	(635)
Disposal of businesses		—	(1)	(35)
Net interest and penalties on tax*		(41)	(630)	92
Income tax per income statement	13	930	5 846	6 633
Reclassification to held for sale		29	6	—
Foreign exchange differences recognised in income statement		48	4	(52)
Translation of foreign operations		(370)	14	54
		905	4 255	6 057
Net tax receivable/(payable) per statement of financial position		4 754	(309)	984
tax payable		(665)	(1 039)	(2 318)
tax receivable**		5 419	730	3 302
Per the statement of cash flows		5 659	3 946	7 041

Comprising
Normal tax
South Africa Foreign		3 131	933	4 681
Dividend withholding tax		2 526	3 013	2 292
		2	—	68

		5 659	3 946	7 041

*2019 relates to the reversal of interest pertaining to the Sasol Oil matter.

**Relates mainly to the relief provided to companies in the United States under the Corona virus Aid, Relief, and Economic Security Act, (CARES Act) allowing taxpayers to carry back losses incurred during 2018-2020 for five years.